FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, and Salient US Dividend Signal Fund Investor Class, Institutional Class and Class I2 Prospectus

and

Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, and Salient US Dividend Signal Fund Class A and Class C Prospectus

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

Effective at the close of business on June 13, 2018, Randall T. Coleman, CFA, Bruce R. Brewington, Paul Broughton, CFA, Aaron Visse, CFA, and Eric Sagmeister will no longer serve as portfolio managers of the Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, and Salient US Dividend Signal Fund (collectively, the “Funds”). Accordingly, as of the close of business on June 13, 2018, all references to Messrs. Coleman, Brewington, Broughton, Visse, and Sagmeister as portfolio managers of the Funds will be removed from the Prospectus. David L. Ruff, CFA, will continue to serve as portfolio manager of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

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SUPP EQTY FDS PM CHG 06132018

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, and Salient US Dividend Signal Fund Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented

Effective at the close of business on June 13, 2018, Randall T. Coleman, CFA, Bruce R. Brewington, Paul Broughton, CFA, Aaron Visse, CFA, and Eric Sagmeister will no longer serve as portfolio managers of the Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, and Salient US Dividend Signal Fund (collectively, the “Funds”). Accordingly, as of the close of business on June 13, 2018, all references to Messrs. Coleman, Brewington, Broughton, Visse, and Sagmeister as portfolio managers of the Funds will be removed from the SAI. David L. Ruff, CFA, will continue to serve as portfolio manager of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE

****

SUPP EQTY FDS PM CHG SAI 06132018